PRIOR INTERIM PERIOD RESTATEMENT AND REVISION	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
PRIOR INTERIM PERIOD RESTATEMENT AND REVISION

NOTE 3 – PRIOR INTERIM PERIOD RESTATEMENT AND REVISION

Restatement and Revision of previously issued financial statements – Change in Fair Value of Contingent Consideration

During the preparation of the consolidated financial statements as of and for the year ended December 31, 2021, the Company determined that it incorrectly classified the change in fair value of contingent consideration as part of non-operating expenses instead of as part of income (loss) from operations.

In accordance with SAB No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company determined that the unaudited interim condensed consolidated financial statements for the quarterly and year-to-date periods ended September 30, 2021 were materially misstated and should be restated. In addition, the Company determined that no other previously issued annual or interim financial statements were materially misstated but the unaudited interim condensed consolidated financial statements for the quarter and year-to-date periods ended March 31, 2021 and June 30, 2021 should be revised. In addition, the segment information disclosed in the Segment Reporting footnote has been restated and revised for these periods. The restated and revised unaudited interim consolidated financial statements are included in Note 4 to the consolidated financial statements. The amounts and disclosures included in this Annual Report have been revised to reflect the corrected presentation.

Revision of previously issued financial statements – Net Operating Losses and Valuation Allowance

During the preparation of the consolidated financial statements as of and for the year ended December 31, 2021, the Company identified an immaterial error related to its accounting for income taxes. Specifically, as of December 31, 2020, the Company used a blended state rate to calculate the state net operating losses deferred tax asset instead of the rate specific to each jurisdiction as required by ASC 740 Income Taxes. The Company revised the tax rate used to calculate the state net operating loss deferred tax asset as of December 31, 2020, which resulted in a $1,794,481 decrease in the net operating losses and credits balance from $15,078,531 to $13,284,050 with a corresponding decrease in the valuation allowance from $(19,107,000) to $(17,312,519). As the Company has a full valuation allowance on all of its deferred tax assets, this revision had no material impact on the consolidated balance sheet as of December 31, 2020 and the consolidated statements of operations, cash flows and changes in stockholders’ equity for the year then ended.